GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

(the “Trust”)

Supplement dated January 9, 2024

to the Statement of Additional Information (“SAI”) dated January 27, 2023, as may be supplemented to date

In an effort to align and consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust, Goldman Sachs ETF Trust II, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, the Board nominated Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. The Nominees are current Trustees of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. At a virtual special joint meeting of shareholders held on November 16, 2023, the Nominees were elected to serve as Trustees of the Trust alongside the current Trustees of the Trust. The election was effective as of January 1, 2024 (the “Effective Date”).

Accordingly, as of the Effective Date, the table in the “Trustees and Officers—Trustees” section in the SAI is restated as follows:

Trustees

Information regarding the members of the Board of Trustees of the Fund as of January 9, 2024 is set forth below:

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Gregory G. Weaver Age: 72	Chair of the Board of Trustees	Since 2024	Mr. Weaver is retired. He is Director, Verizon Communications Inc. (2015–Present); and was formerly Chairman and Chief Executive Officer, Deloitte & Touche LLP (a professional services firm) (2001–2005 and 2012–2014); and Member of the Board of Directors, Deloitte & Touche LLP (2006–2012). Chair of the Board of Trustees—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.	191	Verizon Communications Inc.

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Cheryl K. Beebe Age: 68	Trustee	Since 2021

Ms. Beebe is retired. She is Director, Packaging Corporation of America (2008–Present); Director, The Mosaic Company (2019–Present); Director, HanesBrands Inc. (2020–Present); and was formerly Director, Convergys Corporation (a global leader in customer experience outsourcing) (2015–2018); and formerly held the position of Executive Vice President, (2010–2014); and Chief Financial Officer, Ingredion, Inc. (a leading global ingredient solutions company) (2004–2014).

Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.

				191	Packaging Corporation of America (producer of container board); The Mosaic Company (producer of phosphate and potash fertilizer); HanesBrands Inc. (a multinational clothing company)
Dwight L. Bush Age: 66	Trustee	Since 2024

The Honorable Dwight Bush is President and CEO of D.L. Bush & Associates (a financial advisory and private investment firm) (2002–2014 and 2017–present); Director of MoneyLion, Inc. (an operator of a data-driven, digital financial platform) (2021–present); and was formerly U.S. Ambassador to the Kingdom of Morocco (2014–2017) and a Member of the Board of Directors of Santander Bank, N.A. (2018–2019). Previously, he served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019–January 2020).

Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.

				191	MoneyLion, Inc. (an operator of a data-driven, digital financial platform)

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Kathryn A. Cassidy Age: 69	Trustee	Since 2024	Ms. Cassidy is retired. She is Director, Vertical Aerospace Ltd. (an aerospace and technology company) (2021–present). Formerly, Ms. Cassidy was Advisor to the Chairman (May 2014–December 2014); and Senior Vice President and Treasurer (2008–2014), General Electric Company & General Electric Capital Corporation (technology and financial services companies). Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.	191	Vertical Aerospace Ltd. (an aerospace and technology company)
John G. Chou Age: 67	Trustee	Since 2024	Mr. Chou is retired. Formerly, he was Executive Vice President and Special Advisor to the Chairman and CEO (2021–2022); Executive Vice President and Chief Legal Officer (2019–2021); Executive Vice President and Chief Legal & Business Officer (2017–2019); and Executive Vice President and General Counsel (2011–2017) of Cencora, Inc. (a pharmaceutical and healthcare company). Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.	191	None
Joaquin Delgado Age: 63	Trustee	Since 2024

Dr. Delgado is retired. He is Director, Stepan Company (a specialty chemical manufacturer) (2011–present); and was formerly Director, Hexion Inc. (a specialty chemical manufacturer) (2019–2022); Executive Vice President, Consumer Business Group of 3M Company (July 2016–July 2019); and Executive Vice President, Health Care Business Group of 3M Company (October 2012–July 2016). Previously, Dr. Delgado served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019–January 2020).

Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.

				191	Stepan Company (a specialty chemical manufacturer)

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Eileen H. Dowling Age: 61	Trustee	Since 2024

Ms. Dowling is retired. Formerly, she was Senior Advisor (April 2021–September 2021); and Managing Director (2013–2021), BlackRock, Inc. (a financial services firm). As Managing Director, she held senior management positions, including Global Head of Global Consultant Relations (2017–2021), Multinational Corporations (2019–2021), the Institutional Product Group (2015–2019) and Institutional Marketing (2013–2016). Ms. Dowling was a member of the Global Operating Committee and Product Executive Committee of BlackRock.

Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.

				191	None
Lawrence Hughes Age: 65	Trustee	Since 2021	Mr. Hughes is retired. Formerly, he held senior management positions with BNY Mellon Wealth Management, a division of The Bank of New York Mellon Corporation (a financial services company) (1991–2015), most recently as Chief Executive Officer (2010–2015). Previously, Mr. Hughes served as an Advisory Board Member of Goldman Sachs Trust II (February 2016–April 2016). Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.	191	None
John F. Killian Age: 69	Trustee	Since 2021

Mr. Killian is retired. He is Director, Consolidated Edison, Inc. (2007–Present); and was formerly Director, Houghton Mifflin Harcourt Publishing Company (2011–2022). Previously, he held senior management positions with Verizon Communications, Inc., including Executive Vice President and Chief Financial Officer (2009–2010); and President, Verizon Business, Verizon Communications, Inc. (2005–2009).

Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.

				191	Consolidated Edison, Inc. (a utility holding company)

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Steven D. Krichmar Age: 65	Trustee	Since 2021

Mr. Krichmar is retired. Formerly, he held senior management and governance positions with Putnam Investments, LLC, a financial services company (2001–2016). He was most recently Chief of Operations and a member of the Operating Committee of Putnam Investments, LLC and Principal Financial Officer of The Putnam Funds. Previously, Mr. Krichmar served as an Audit Partner with PricewaterhouseCoopers LLP and its predecessor company (1990–2001).

Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.

				191	None
Michael Latham Age: 58	Trustee	Since inception	Mr. Latham is retired. Formerly, he held senior management positions with the iShares exchange-traded fund business owned by BlackRock, Inc., including Chairman (2011–2014); Global Head (2010–2011); U.S. Head (2007–2010); and Chief Operating Officer (2003–2007). Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; and Goldman Sachs Credit Income Fund.	192	None
Lawrence W. Stranghoener Age: 69	Trustee	Since inception

Mr. Stranghoener is retired. He is Chairman, Kennametal, Inc. (a global manufacturer and distributor of tooling and industrial materials) (2003–Present); and was formerly Director, Aleris Corporation and Aleris International, Inc. (a producer of aluminum rolled products) (2011–2020); Interim Chief Executive Officer (2014) and Executive Vice President and Chief Financial Officer (2004–2014), Mosaic Company (a fertilizer manufacturing company).

Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.

Chair of the Board of Trustees—Goldman Sachs Credit Income Fund.

				192	Kennametal, Inc. (a global manufacturer and distributor of tooling and industrial materials)

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Paul C. Wirth Age: 66	Trustee	Since 2024	Mr. Wirth is retired. He is Executive Advisor, My Next Season LLC (a career transition advisory firm) (2023–present). Formerly, he was Deputy Chief Financial Officer and Principal Accounting Officer (2011–2020); Finance Director and Principal Accounting Officer (2010–2011); and Managing Director, Global Controller, and Chief Accounting Officer (2005–2010) of Morgan Stanley. Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; and Goldman Sachs ETF Trust II.	191	None

Interested Trustees

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara* Age: 61	President and Trustee	Since inception	Advisory Director, Goldman Sachs (January 2018–Present); Managing Director, Goldman Sachs (January 2000–December 2017); Director of Institutional Fund Sales, GSAM (April 1998–December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993–April 1998). President and Trustee—Goldman Sachs Real Estate Diversified Income Fund; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; and Goldman Sachs Credit Income Fund.	192	None

*

Mr. McNamara is considered to be an “Interested Trustee” of the Trust because he holds positions with GS&Co. and owns securities issued by The Goldman Sachs Group, Inc. Mr. McNamara holds comparable positions with certain other companies of which GS&Co., GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Robert Griffith.
[2]

Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Fund’s Declaration of Trust; or (c) the termination of the Fund. The Board has adopted policies which provide that each

Independent Trustee shall retire as of December 31st of the calendar year in which he or she reaches (a) his or her 74th birthday or (b) the 15th anniversary of the date he or she became a Trustee, whichever is earlier, unless a waiver of such requirements shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder approval.

[3]

The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of January 9, 2024, Goldman Sachs Real Estate Diversified Income Fund consisted of one portfolio; Goldman Sachs Trust consisted of 87 portfolios; Goldman Sachs Variable Insurance Trust consisted of 15 portfolios (11 of which offered shares to the public); Goldman Sachs Trust II consisted of 18 portfolios (7 of which offered shares to the public); Goldman Sachs ETF Trust consisted of 68 portfolios (37 of which offered shares to the public); Goldman Sachs ETF Trust II consisted of 2 portfolios; and Goldman Sachs Credit Income Fund consisted of one portfolio. Goldman Sachs Credit Income Fund did not offer shares to the public.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

This Supplement should be retained with your SAI for future reference.

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